Note 5 - Cash and Cash Equivalents (Details Textual)	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Short-term fixed income investment, percentage of brazilian interbank deposit certificate, indexed	98.20%	94.78%
Percentage of yield on short-term investments held abroad	3.76%	5.50%